Pay vs Performance Disclosure - USD ($)	2 Months Ended	5 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended
	Feb. 28, 2021	May 19, 2025	Dec. 31, 2025	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Suresh Krishna(1)	Compensation Actually Paid (CAP) to Suresh Krishna(1,2)	Summary Compensation Table Total for Robert Bodor(1)	Compensation Actually Paid (CAP) to Robert Bodor(1,2)	Summary Compensation Table Total for Victoria Holt(1)	Compensation Actually Paid (CAP) to Victoria Holt(1,2)	Average Summary Compensation Table Total for Non-CEO NEOs(1)	Average Compensation Actually Paid (CAP) to Non- CEO NEOs(1,2)	Value of Initial Fixed $100 Investment Based On:(3)		Net Income (Loss) (in thousands)	Non-GAAP Revenue in Constant Currency (in thousands) (5)
									Company TSR	Peer Group TSR(4)
2025	$7,186,997	$9,989,409	$5,676,561	$2,407	NA	NA	$1,425,860	$1,734,846	$33.0	$135.9	$21,241	$531,244
2024	NA	NA	$4,288,063	$4,495,491	NA	NA	$1,212,388	$1,048,910	$25.5	$107.7	$16,593	$499,014
2023	NA	NA	$5,126,861	$6,729,460	NA	NA	$1,242,867	$1,552,217	$25.4	$85.0	$17,220	$504,044
2022	NA	NA	$4,619,545	$2,034,934	NA	NA	$1,017,900	$550,832	$16.6	$79.7	($103,462)	$500,005
2021	NA	NA	$3,022,116	$504,316	$178,812	($5,566,128)	$1,187,153	($354,016)	$33.5	$120.0	$33,372	$484,799

Company Selected Measure Name					revenue in constant currency
Named Executive Officers, Footnote	The current CEO is Suresh Krishna, who began service as CEO effective May 20, 2025. The former CEOs are Robert Bodor, who served as CEO effective March 1, 2021 until May 20, 2025 and Victoria M. Holt, who retired effective February 28, 2021.

Year	Current CEO	Former CEO	Non-CEO NEOs
2025	Suresh Krishna	Robert Bodor	Daniel Schumacher, Michael R. Kenison, Marc Kermisch, and Oleg Ryaboy
2024		Robert Bodor	Daniel Schumacher, Michael R. Kenison, Oleg Ryaboy, and Bjoern Klaas
2023		Robert Bodor	Daniel Schumacher, Michael R. Kenison, Bjoern Klaas, and Oleg Ryaboy
2022		Robert Bodor	Daniel Schumacher, Michael R. Kenison, Bjoern Klaas, Oleg Ryaboy, and Arthur R. Baker III
2021		Robert Bodor and Victoria Holt	Daniel Schumacher, Arthur R. Baker III, Michael R. Kenison, Bjoern Klaas, and John A. Way

Peer Group Issuers, Footnote	For our pay versus performance disclosures, we have used our CD&A Peer Groups for 2023, 2024, and 2025. Prior to using the CD&A Peer Group, we used the Russell 2000 Growth Index. Determining the CD&A Peer Groups is discussed in the CD&A for each respective year and includes the following companies for the 2023, 2024 and 2025 fiscal years:

Year	CD&A Peer Group
2025	Allient Inc., Badger Meter, Inc., CTS Corporation, Enerpac Tool Group Corp., ESCO Technologies Inc., FARO Technologies, Inc., Helios Technologies, Inc., Lindsay Corporation, nLIGHT, Inc., Rimini Street, Inc., Semtech Corporation, Vicor Corporation, Vishay Precision Group, Inc., Xometry, Inc.
2024	3D Systems Corporation, Allient, Inc., Badger Meter, Inc., Cerence Inc., CTS Corporation, Enerpac Tool Group Corp, ESCO Technologies, Inc., FARO Technologies, Inc., Helios Technologies Inc., Lindsay Corporation, Rimini Street, Inc., Semtech Corporation, SPS Commerce, Inc., Vicor Corporation, and Vishay Precision Group, Inc.
2023	3D Systems Corporation, Badger Meter, Inc., Cerence Inc., CTS Corporation, Enerpac Tool Group Corp, ESCO Technologies, Inc., FARO Technologies, Inc., Helios Technologies Inc., Lindsay Corporation, Novanta Inc., RBC Bearings Incorporated, Semtech Corporation, SPS Commerce, Inc., and Vicor Corporation.
A comparison of our TSR, the Russell 2000 Growth Index TSR, and our CD&A Peer Group TSR (adjusted for each respective year's group) is below:

Value of $100 Initial Fixed Investment on December 31, 2020
Year	PRLB	Russell 2000 Growth Index	2023 CD&A Peer Group	2024 CD&A Peer Group	2025 CD&A Peer Group
2025	$33.0	$134.4	$178.1	$113.2	$135.9
2024	$25.5	$119.1	$168.5	$114.0	$107.7
2023	$25.4	$106.8	$151.9	$98.4	$85.0
2022	$16.6	$91.4	$127.4	$88.5	$79.7
2021	$33.5	$114.8	$196.3	$152.8	$120.0

Adjustment To PEO Compensation, Footnote	We did not report a change in pension value for any of the years reflected in this table; therefore, an adjustment to the SCT totals related to pension value is not needed. To calculate compensation actually paid (“CAP”), the following adjustments were made to SCT Total Compensation:
2025 CAP for Suresh Krishna, Robert Bodor and the average CAP for the non-CEO NEOs reflects the following adjustments from Total Compensation reported in the SCT:

	Suresh Krishna	Robert Bodor	Average
			Non-CEO NEOs
Total 2025 Compensation reported in Summary Compensation Table (SCT)	$7,186,997	$5,676,561	$1,425,860
Adjustments for stock and option awards
Subtract SCT amounts of stock and option awards	(6,212,702)	(3,861,404)	(748,790)
Add fair value at year-end of awards granted during 2025 that are outstanding and unvested at 2025 year-end	9,015,114	411,084	782,077
+/- The difference between fair value of awards from the end of 2024 to the end of 2025 for awards granted in any prior fiscal year that are outstanding and unvested at 2025 year-end	—	532,458	224,203
Add the fair value as of the vesting date for awards granted and vesting during 2025	—	55,390	19,257
+/- The change in fair value from the end of 2024 to the vesting date for awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during 2025	—	661,484	205,488
Subtract fair value at end of prior year for awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during 2025	—	(3,473,166)	(173,250)
Add dividends or other earnings paid on stock or option awards in 2025 prior to vesting if not otherwise included in total compensation for 2025	—	—	—
Compensation Actually Paid for 2025 (as calculated)	$9,989,409	$2,407	$1,734,846

Non-PEO NEO Average Total Compensation Amount					$ 1,425,860	$ 1,212,388	$ 1,242,867	$ 1,017,900	$ 1,187,153
Non-PEO NEO Average Compensation Actually Paid Amount					$ 1,734,846	1,048,910	1,552,217	550,832	(354,016)
Adjustment to Non-PEO NEO Compensation Footnote	We did not report a change in pension value for any of the years reflected in this table; therefore, an adjustment to the SCT totals related to pension value is not needed. To calculate compensation actually paid (“CAP”), the following adjustments were made to SCT Total Compensation:
2025 CAP for Suresh Krishna, Robert Bodor and the average CAP for the non-CEO NEOs reflects the following adjustments from Total Compensation reported in the SCT:

	Suresh Krishna	Robert Bodor	Average
			Non-CEO NEOs
Total 2025 Compensation reported in Summary Compensation Table (SCT)	$7,186,997	$5,676,561	$1,425,860
Adjustments for stock and option awards
Subtract SCT amounts of stock and option awards	(6,212,702)	(3,861,404)	(748,790)
Add fair value at year-end of awards granted during 2025 that are outstanding and unvested at 2025 year-end	9,015,114	411,084	782,077
+/- The difference between fair value of awards from the end of 2024 to the end of 2025 for awards granted in any prior fiscal year that are outstanding and unvested at 2025 year-end	—	532,458	224,203
Add the fair value as of the vesting date for awards granted and vesting during 2025	—	55,390	19,257
+/- The change in fair value from the end of 2024 to the vesting date for awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during 2025	—	661,484	205,488
Subtract fair value at end of prior year for awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during 2025	—	(3,473,166)	(173,250)
Add dividends or other earnings paid on stock or option awards in 2025 prior to vesting if not otherwise included in total compensation for 2025	—	—	—
Compensation Actually Paid for 2025 (as calculated)	$9,989,409	$2,407	$1,734,846

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid Versus TSR
TSR in the above chart, in the case of both our Company and our peer group, reflects the cumulative return of $100 as if invested on December 31, 2020, including reinvestment of any dividends.

Compensation Actually Paid vs. Net Income					Compensation Actually Paid Versus Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid Versus Revenue in Constant Currency
					Compensation decisions at our Company are made independently of disclosure requirements. Therefore, the relationships between pay and performance as described above were not considered by the compensation and talent committee in determining CAP for any of the five years reported.
Total Shareholder Return Vs Peer Group
Compensation Actually Paid Versus TSR
TSR in the above chart, in the case of both our Company and our peer group, reflects the cumulative return of $100 as if invested on December 31, 2020, including reinvestment of any dividends.

Tabular List, Table

Most Important Performance Measures
Revenue in Constant Currency(1)
3-Year Cumulative TSR Performance relative to Russell 2000 Growth Index
Adjusted Operating Income Margin(2)
Adjusted Gross Margin(3)

Total Shareholder Return Amount					$ 33.0	25.5	25.4	16.6	33.5
Peer Group Total Shareholder Return Amount					135.9	107.7	85.0	79.7	120.0
Net Income (Loss)					$ 21,241,000	$ 16,593,000	$ 17,220,000	$ (103,462,000)	$ 33,372,000
Company Selected Measure Amount					531,244,000	499,014,000	504,044,000	500,005,000	484,799,000
PEO Name	Victoria Holt	Robert Bodor	Suresh Krishna	Robert Bodor		Robert Bodor	Robert Bodor	Robert Bodor
Additional 402(v) Disclosure					TSR, in the case of both our Company and our peer group, reflects the cumulative return of $100 as if invested on December 31, 2020, including reinvestment of any dividends.
Russell 2000 Growth Index Total Shareholder Return Amount					$ 134.4	$ 119.1	$ 106.8	$ 91.4	$ 114.8
2023 CD&A Peer Group Total Shareholder Return Amount					178.1	168.5	151.9	127.4	196.3
2024 CD&A Peer Group Total Shareholder Return Amount					113.2	114.0	98.4	88.5	152.8
2025 CD&A Peer Group Total Shareholder Return Amount					$ 135.9	107.7	85.0	79.7	120.0
Measure:: 1
Pay vs Performance Disclosure
Name					Revenue in Constant Currency(1)
Non-GAAP Measure Description					Our Company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we used to link CAP for our NEOs for fiscal 2025 to our Company’s performance is our Company’s revenue in constant currency, a non-GAAP measure, which is GAAP revenue calculated to exclude the impact of foreign currency exchange rates. For information regarding GAAP revenue and the impact of foreign currency exchange rates, see our earnings release filed as an exhibit to our Current Report on Form 8-K filed on February 6, 2026 and Appendix B to this Proxy Statement..Revenue in constant currency is a non-GAAP financial measure that consists of GAAP revenue which is then adjusted to eliminate the impact of changes in foreign currency exchange rates.
Measure:: 2
Pay vs Performance Disclosure
Name					3-Year Cumulative TSR Performance relative to Russell 2000 Growth Index
Measure:: 3
Pay vs Performance Disclosure
Name					Adjusted Operating Income Margin(2)
Non-GAAP Measure Description	Adjusted operating income margin is a non-GAAP financial measure that consists of GAAP operating margin, adjusted for the difference between the impact of actual currency rates in effect during the year and the budgeted currency rates, stock-based compensation expense, amortization expense, incentive compensation expense, CEO transition costs, restructuring and transformation costs, and costs related to exit and disposal activities.
(3)Adjusted gross margin is a non-GAAP financial measure that consists of GAAP gross margin, adjusted for the difference between the impact of actual currency rates in effect during the year and the budgeted currency rates, stock-based compensation expense, amortization expense and incentive compensation expense.

Measure:: 4
Pay vs Performance Disclosure
Name					Adjusted Gross Margin(3)
Suresh Krishna [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 7,186,997
PEO Actually Paid Compensation Amount					9,989,409
Robert Bodor [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					5,676,561	4,288,063	5,126,861	4,619,545	3,022,116
PEO Actually Paid Compensation Amount					2,407	$ 4,495,491	$ 6,729,460	$ 2,034,934	504,316
Victoria M. Holt [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount									178,812
PEO Actually Paid Compensation Amount									$ (5,566,128)
PEO | Suresh Krishna [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(6,212,702)
PEO | Suresh Krishna [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					9,015,114
PEO | Suresh Krishna [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Suresh Krishna [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Suresh Krishna [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Suresh Krishna [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Suresh Krishna [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Robert Bodor [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(3,861,404)
PEO | Robert Bodor [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					411,084
PEO | Robert Bodor [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					532,458
PEO | Robert Bodor [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					55,390
PEO | Robert Bodor [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					661,484
PEO | Robert Bodor [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(3,473,166)
PEO | Robert Bodor [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(748,790)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					782,077
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					224,203
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					19,257
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					205,488
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(173,250)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 0